Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances
Note 7. Federal Home Loan Bank Advances
Pursuant to collateral agreements with the FHLB, advances are collateralized by all of the Bank’s FHLB stock ($2,253,400 included in other assets at December 31, 2018) and qualifying first mortgages and other loans. As of December 31, 2018, the balance in qualifying first mortgages and other loans was $171,252,131. At December 31, 2018 and December 31, 2017, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at
December 31,		Interest	Final
2018	2017	Rate	Maturity
$—	$20,000,000	2.53	January 9, 2018
—	10,000,000	1.60	January 5, 2018
The scheduled payments for the next five years are as follows:

Year
Due	Payment
2019	$—
2020	—
2021	—
2022	—
2023	—